SUPPLEMENTAL CASH FLOW INFORMATION- Supplemental Disclosure of Cash Flow Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Supplemental Cash Flow Information [Abstract]
Non-cash accruals of property, plant and equipment and other non-current assets	$ 56,305	$ 8,370	$ 11,759
Non-cash settlement of Final Payment Fee	0	8,539	0
Future proceeds from sale of Magellan Petroleum UK	0	0	1,384
Tradable equity securities	0	0	5,069
Non-cash settlement of withholding taxes associated with the 2019 and 2018 bonus paid and vesting of certain awards, respectively	3,064	1,659	6,686
Non-cash settlement of the 2019 and 2018 bonus paid, respectively	5,430	7,602	18,396
Asset retirement obligation additions and revisions	$ 76	0	182
Noncash activities related to debt amendment		78,500
Noncash activities related to replacement warrant		$ 2,100
Escrow deposit			$ 400